Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Large Cap Value Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Large Cap Value Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$75	0.72%
[1],[2]
Expenses Paid, Amount	$ 75	[1]
Expense Ratio, Percent	0.72%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of ClearBridge Variable Large Cap Value Portfolio returned 8.08%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 14.37% and 25.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the materials sector contributed positively to relative performance.
↑
JPMorgan Chase and Bank of America, both banking and financial firms, gained from economic resilience, robust consumer spending, yield curve normalization and the anticipated reduction in regulatory pressures from the incoming administration.

↑	Motorola Solutions, a provider of mission critical communications products and services, has continued to execute well and delivered better than expected earnings throughout the year.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓
CVS Health, a retail pharmacy chain, has been weighed down by mispricing at its Aetna business and slowly declining retail profits; these were compounded by general weakness in the health care sector and concerns about potential regulatory pressures on pharmacy benefit managers and health insurers.

↓
Microchip Technology, a semiconductor corporation, has been pressured as the embedded semiconductor industry is experiencing a significant cyclical downturn as customers deplete inventories that they had stockpiled during the COVID-era chip shortages.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	8.08	9.11	8.63
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 271,339,881
Holdings Count | $ / shares	53	[3]
Advisory Fees Paid, Amount	$ 1,836,491
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$271,339,881
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$1,836,491
Portfolio Turnover Rate	17%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.